Components of Operating Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost	$ 82,543	$ 74,755
Short-term lease cost	6,317	9,427
Variable lease cost	942	707
Sublease income	(228)	(226)
Total operating lease cost	$ 89,574	$ 84,663